Income Taxes - Deferred Income Tax Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	$ 37	$ 40
Deferred tax expense (income) recognised in profit or loss	27	(91)
Through business combinations	5	91
Others	0	7
Exchange differences	9	(10)
As at December 31	67	37
Deferred income tax assets	134	149
Deferred income tax liabilities	201	186
Deferred Tax Liability, Before Offset
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	260	319
Deferred tax expense (income) recognised in profit or loss	21	(150)
Included in share of other comprehensive income of associates		3
Through business combinations	5	91
Others		7
Exchange differences	9	(10)
As at December 31	295	260
Deferred Tax Liability, Before Offset | PROPERTY, PLANT AND EQUIPMENT
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	205	180
Deferred tax expense (income) recognised in profit or loss	1	(51)
Included in share of other comprehensive income of associates		0
Through business combinations	5	80
Others		5
Exchange differences	9	(9)
As at December 31	220	205
Deferred Tax Liability, Before Offset | FOREIGN EXCHANGE LOSS ON LONG-TERM DEBT
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	0	0
Deferred tax expense (income) recognised in profit or loss	2	0
Through business combinations		0
Others
Exchange differences	0	0
As at December 31	2	0
Deferred Tax Liability, Before Offset | INTANGIBLE ASSETS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	51	53
Deferred tax expense (income) recognised in profit or loss	5	(14)
Included in share of other comprehensive income of associates		0
Through business combinations	0	11
Others		2
Exchange differences	0	(1)
As at December 31	56	51
Deferred Tax Liability, Before Offset | INVESTMENTS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	3	85
Deferred tax expense (income) recognised in profit or loss	13	(85)
Included in share of other comprehensive income of associates		3
Through business combinations	0	0
Others		0
Exchange differences	0	0
As at December 31	16	3
Deferred Tax Liability, Before Offset | OTHERS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	1	1
Deferred tax expense (income) recognised in profit or loss	0	0
Included in share of other comprehensive income of associates		0
Through business combinations	0	0
Others		0
Exchange differences	0	0
As at December 31	$ 1	$ 1